Financial Instruments - Additional Information (Details) S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) buyer	Dec. 31, 2021 MXN ($) buyer	Dec. 31, 2021 PEN (S/) buyer	Dec. 31, 2021 CAD ($) buyer	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 CAD ($)	Aug. 10, 2021 USD ($)	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 128,150				$ 127,756
Value contained in precious metal inventory at refineries	526,106				430,546
Gains (losses) on derivative contracts	$ 5,393				$ 3,543
Interest earned on cash and short-term investments (percent)	0.70%	0.70%	0.70%	0.70%	0.90%	0.90%	0.90%	0.90%
Impact of 10% change in interest earned on earnings before taxes					$ 100
Outstanding debt	$ 11,900				0
Interest rate on borrowings (percent)										3.60%
Minimum finance lease payments payable, at present value	30,561				33,565
Impact of 10% increase in metal prices on revenues	165,100				138,000
Impact of 10% decrease in metal prices on revenues	166,400				138,200
Impact of 10% increase in metal prices on earnings before taxes	7,200				4,600
Impact of 10% decrease in metal prices on earnings before taxes	7,200				4,600
Gain (loss) on derivatives	0				38
Dore [Member]
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	81,448				77,489
Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Loans outstanding	15,300				0
Production Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	52,300				61,800
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Current advances to suppliers	11,228				8,186
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on derivative contracts		$ (200)	S/ (3,700)	$ 900		$ 1,600	S/ (2,200)	$ (600)
Effect of 10% change in exchange rate on income before taxes	$ 23,000				$ 13,800
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Weighted averate rate on lease liabilities	10.60%				9.30%
Interest rate risk [member] | Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding debt									$ 500,000
Diesel Fuel Swaps Price Risk [member]
Disclosure of detailed information about financial instruments [line items]
Gain on derivatives	$ 9,400				$ 4,700
Copper Price Risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	(1,100)
Zinc Price Risk
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	(100)
Trade receivables from provisional concentrate sales [member] | Customer Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 40,000				$ 35,100
Number of well-known concentrate buyers | buyer	5	5	5	5
Weighted average [member] | Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings (percent)					2.60%